Transactions with shareholders, related parties and affiliated entities - Disclosure of transactions between related parties explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income (expenses)
Interest and similar income	S/ 4,664,967	S/ 4,847,216	S/ 4,321,282
Interest and similar expenses	(1,192,284)	(1,423,963)	(1,177,294)
(Loss) gain on sale of investment property		(7,164)	4,655
Administrative expenses	(748,617)	(786,362)	(775,254)
Others, net	1,500,234	1,517,964	1,283,146
Related parties [member]
Income (expenses)
Interest and similar income	70,261	77,186	90,703
Interest and similar expenses	(7,264)	(17,471)	(17,747)
Valuation of financial derivative instruments	164	(52)	(201)
Rental income	18,609	22,118	13,461
(Loss) gain on sale of investment property		(7,164)	4,655
Administrative expenses	(42,768)	(38,717)	(40,279)
Others, net	S/ 6,853	S/ 15,294	S/ 17,114